Shareholder Report, Line Graph (Details) 1014017_Franklin U.S. Small Cap Multifactor Index ETF_Single Class_TSR Annual {Single Class} - USD ($)										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Apr. 26, 2017	Mar. 31, 2026
Franklin U.S. Small Cap Multifactor Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Franklin U.S. Small Cap Multifactor Index ETF (NAV)
Accumulated Value	$ 17,265	$ 17,532	$ 14,539	$ 15,178	$ 15,175	$ 8,396	$ 11,170	$ 10,634	$ 10,000	$ 19,015
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value	25,662	23,934	18,512	20,249	18,092	11,131	12,249	11,262	10,000	$ 30,303
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000 Index
Accumulated Value	15,994	16,662	13,919	15,746	16,713	8,578	11,285	11,058	10,000	$ 20,109
LibertyQ U.S. Small Cap Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										LibertyQ U.S. Small Cap Equity Index
Accumulated Value	$ 17,898	$ 18,110	$ 14,961	$ 15,579	$ 15,533	$ 8,561	$ 11,361	$ 10,788	$ 10,000	$ 19,781